Condensed Financial Information of Parent Company Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 136,269	$ 132,688	$ 101,539
Other comprehensive income, net of tax Foreign currency translation adjustment	27,729	8,576	23,250
Other comprehensive income	27,729	8,576	23,250
Comprehensive income	163,998	141,264	124,789
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	163,998	141,264	125,024
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	136,269	132,688	101,774
Other comprehensive income, net of tax Foreign currency translation adjustment	27,729	8,576	23,250
Other comprehensive income	27,729	8,576	23,250
Comprehensive income	163,998	141,264	125,024
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$ 163,998	$ 141,264	$ 125,024